OTHER PROVISIONS AND LIABILITIES - Changes In Deferred Revenue (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Oct. 27, 2015 agreements
Disclosure of other provisions [line items]
Other provisions at beginning of period	$ 190.2
Other current provisions	57.7	$ 77.6
Other non-current provisions	121.9	$ 112.6
Other provisions at end of period	179.6
Number of metal purchase agreements | agreements			3
Deferred revenue on metal agreements
Disclosure of other provisions [line items]
Other provisions at beginning of period	77.6
Deferred Revenue Increase (Decrease)	(11.9)
Deferred Revenue variable consideration adjustment	(1.5)
Other current provisions	12.6
Other non-current provisions	51.6
Other provisions at end of period	64.2
Deferred Revenue Increase (Decrease)	$ (11.9)